INCOME TAX EXPENSE - ANALYSIS OF DIFFERENCES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
INCOME TAX EXPENSE [abstract]
Profit (loss) before tax	¥ 1,347,132	$ 207,050	¥ 1,544,009	¥ 1,451,838
Tax calculated at the statutory rate of 25%	336,783		386,002	362,960
Effect of income not subject to tax	(3,354)		(3,277)	(2,096)
Effect of expenses not deductible for tax purposes	663		1,928	1,920
Effect of undeductible loss arising from business combination				11,268
Reversal of deferred tax assets for the impairment loss of investments in associates and other receivable recognized in prior years				10,500
Tax losses for which no deferred tax asset was recognised	5,561		5,656	4,619
Over provision of previous year's income tax	(3,886)
Utilisation of previously unrecognised tax losses	(403)			(641)
Income tax expense	¥ 335,364	$ 51,544	¥ 390,309	¥ 388,530

[1]	* Translation of amounts from Renminbi (“RMB”) into United States dollars (“US$”) for the convenience of the reader has been made at US$1.00=RMB6.5063, the certified exchange rates for December 29, 2017 as published by the Federal Reserve Board of the United States. No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 29, 2017 or on any other date.